76 South Main Street Akron, Ohio 44308

Rhonda S. Ferguson Vice President and Corporate Secretary	330-384-5620 Fax: 330-384-5909
April 1, 2011
Securities and Exchange Commission
450-5th Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Re:	FirstEnergy Corp. File No. 333-21011
Ladies and Gentlemen:
With respect to the Annual Meeting of Shareholders of FirstEnergy Corp. to be held May 17, 2011, and in accordance with Rule 14a-6 of Regulation 14A and Regulation S-T, we are submitting to you by electronic transmission, in addition to this cover letter, the following:
1.	Definitive Notice of Annual Meeting of Shareholders and Proxy Statement;

2.	Letter/Notice of Annual Meeting of Shareholders to shareholders previously electing to access the Proxy Statement and Annual Report via Internet;

3.	Form of Proxy;

4.	Voting Instruction Form for FirstEnergy Corp. Savings Plan;

5.	Letter to participants of FirstEnergy Corp. Savings Plan;

6.	Voting Instruction Form for Allegheny Energy Employee Stock Ownership and Savings Plan; and

7.	Letter to participants of Allegheny Energy Employee Stock Ownership and Savings Plan.
The Notice of Annual Meeting of Shareholders, Proxy Statement, and Form of Proxy are expected to be mailed beginning April 1 to holders of common stock of the Company on the record date of March 28. Seven copies of the Annual Report to Shareholders for the year ended December 31, 2010 were delivered to the Commission on March 30 in accordance with Rule 14a-3(c) of Regulation 14A. In addition, the required number of copies of the above material have been mailed to the New York Stock Exchange pursuant to Rule 14a-6(b) of Regulation 14A.
Sincerely,
Enclosures